GEOGRAPHICAL INFORMATION (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net		$ 4,833,000	$ 5,517,000
Other non-current assets		3,837,000	3,457,000
Total long-lived assets		8,670,000	8,974,000
Total assets, net	$ 116,533,229	117,661,907
Airspan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net	6,425,000	4,833,000	5,517,000
Other non-current assets	3,781,000	3,837,000	3,457,000
Total assets, net	$ 113,804,000	147,682,000	110,530,000
UNITED STATES
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net		773,000	1,246,000
Other non-current assets		113,000	11,000
Total assets, net		79,622,000	60,285,000
Asia [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net		581,000	482,000
Total assets, net		6,482,000	7,452,000
Europe [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net		2,818,000	3,094,000
Other non-current assets		152,000	147,000
Total assets, net		21,927,000	25,495,000
Middle East [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net		642,000	646,000
Other non-current assets		3,572,000	3,299,000
Total assets, net		39,530,000	17,092,000
Other [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Property, plant and equipment, net		19,000	49,000
Total assets, net		$ 121,000	$ 206,000